FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	£ 494,988	£ 484,858
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	11,673	9,268
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	7,650	6,039
Gross loan commitments	133,553	135,098
Assets obtained by taking possession of collateral or calling on other credit enhancements	413	245
Loans and Advances to Banks [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	1,555	461
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	1,516	481
Commercial loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	54,600	40,483
Collateralised Loan [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	52,982	42,339
Trading & other financial assets at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	11,269	28,356
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	11,081	36,101
Collateral sold or repledged in absence of default by owner of collateral, at fair value	9,605	31,013
Other [Member] | Sub-Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	0
Stock Borrowing [Member] | Trading & other financial assets at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	32,888	51,202
Collateral sold or repledged in absence of default by owner of collateral, at fair value	30,594	49,233
Irrevocable Loan Commitments And Contingencies [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Fair Value Of Collateral Held	12,391	10,661
Gross loan commitments	66,398	68,135
Stage 3 [member] | Retail Non-Mortgage [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	610	631
Allowance for Impairment Losses	368	366
Stage 3 [member] | Commercial loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	966	658
Allowance for Impairment Losses	243	215
Stage 3 [member] | Accumulated impairment [member] | Commercial loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Fair Value Of Collateral Held	744	590
Stage 1 and Stage 2 [Member] | Retail Non-Mortgage [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	£ 54,042	£ 52,450